Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Equity
19.
Equity

On February 19, 2025, HMR amended and restated its articles of incorporation. Following the amendment, the authorized capital stock consisted of 450,000,000 common shares with a par value of $0.001 per share and 50,000,000 preferred shares with a par value of $0.001 per share. Under the Business Combination Agreement, HMR issued to the Heidmar Shareholders (and MGO’s financial advisor) an aggregate number of HMR’s shares equal to 16.6667 times the aggregate number of HMR’s shares issued to the stockholders of the MGO based on the relative enterprise values of HMI and MGO before the Business Combination. This ratio resulted in the allocation of 5.66% and 94.34% of the HMR’s shares to the MGO stockholders and Heidmar Shareholders (including MGO’s financial advisor), respectively. Upon the consummation of the Business Combination and as purchase price consideration, the Company issued to (a) the stockholders of MGO an aggregate of 3,212,368 of the Company’s common shares, par value $0.001 per share, (b) MGO’s financial advisor 1,413,462 common shares and (c) the Heidmar Shareholders an aggregate of $52,497,968 common shares. Therefore, the total capitalization at the closing of the Business Combination was $57,123,798 common shares at par value of $57,124.

On June 6, 2025, the Company entered into a common shares purchase agreement and a registration rights agreement (collectively the “Purchase Agreement”) with B. Riley Principal Capital II LLC (“BRPC II”). Pursuant to the Purchase Agreement, the Company has the right, at the Company’s sole discretion, to elect to sell to BRPC II up to $20 million worth of the Company’s common shares in one or more transactions from time to time. BRPC II is an “underwriter” within the meaning of Section 2(a)(11) of the Securities Act of 1933, as amended (the “Securities Act”). For the year ended December 31, 2025, the Company issued and sold 215,272 shares, with par value $0.001, at an average gross price of $1.30 per share, generating gross proceeds of $279,347 or net proceeds of $nil.